Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 93.5%
Aerospace & Defense - 5.3%
Axon Enterprise, Inc. (A)	19,727	$ 1,639,906
Kratos Defense & Security Solutions, Inc. (A)	253,049	4,557,412
Mercury Systems, Inc. (A)	58,169	4,504,026

		10,701,344

Banks - 2.8%
Banc of California, Inc.	214,480	2,299,226
Home BancShares, Inc.	86,001	1,404,396
South State Corp.	42,636	2,032,032

		5,735,654

Chemicals - 1.5%
Quaker Chemical Corp. (B)	15,237	2,955,978

Consumer Finance - 1.5%
LendingTree, Inc. (A) (B)	8,499	2,943,119

Diversified Consumer Services - 1.3%
Chegg, Inc. (A) (B)	31,437	2,545,454

Diversified Telecommunication Services - 1.5%
Cogent Communications Holdings, Inc.	32,432	2,922,447

Electronic Equipment, Instruments & Components - 1.3%
nLight, Inc. (A)	113,711	2,634,684

Energy Equipment & Services - 0.7%
Select Energy Services, Inc., Class A (A)	304,561	1,352,251

Food & Staples Retailing - 3.2%
Grocery Outlet Holding Corp. (A)	147,262	6,478,055

Food Products - 0.8%
J & J Snack Foods Corp.	13,585	1,672,721

Health Care Equipment & Supplies - 10.7%
BioLife Solutions, Inc. (A)	92,025	1,778,843
CONMED Corp.	33,090	2,731,249
Heska Corp. (A) (B)	23,480	2,259,246
Integer Holdings Corp. (A)	37,942	2,495,445
LeMaitre Vascular, Inc.	69,253	2,031,190
Mesa Laboratories, Inc. (B)	19,685	4,664,164
Neogen Corp. (A)	57,374	4,404,602
Tactile Systems Technology, Inc. (A) (B)	32,305	1,323,859

		21,688,598

Health Care Providers & Services - 3.8%
BioTelemetry, Inc. (A) (B)	67,178	2,859,095
LHC Group, Inc. (A)	24,781	4,835,021

		7,694,116

Health Care Technology - 3.5%
Simulations Plus, Inc. (B)	29,437	2,072,365
Tabula Rasa HealthCare, Inc. (A) (B)	88,281	4,961,392

		7,033,757

Hotels, Restaurants & Leisure - 1.0%
Texas Roadhouse, Inc.	36,097	2,028,290

	Shares	Value
COMMON STOCKS (continued)
Household Durables - 5.2%
Skyline Champion Corp. (A)	204,575	$ 5,775,152
TopBuild Corp. (A)	36,515	4,817,059

		10,592,211

IT Services - 12.2%
Endava PLC, ADR (A)	54,034	2,790,856
Evo Payments, Inc., Class A (A)	272,622	6,185,793
I3 Verticals, Inc., Class A (A) (B)	91,310	2,207,876
MAXIMUS, Inc.	50,895	3,776,918
Repay Holdings Corp. (A)	82,273	1,820,702
WNS Holdings, Ltd., ADR (A)	121,920	7,798,003

		24,580,148

Life Sciences Tools & Services - 11.7%
Medpace Holdings, Inc. (A)	53,424	6,376,154
NeoGenomics, Inc. (A)	170,025	6,500,056
PRA Health Sciences, Inc. (A)	22,979	2,448,642
Repligen Corp. (A)	55,145	8,321,932

		23,646,784

Personal Products - 1.7%
elf Beauty, Inc. (A)	100,700	1,798,502
Inter Parfums, Inc.	39,863	1,629,998

		3,428,500

Road & Rail - 3.0%
Marten Transport, Ltd.	101,014	2,688,993
Saia, Inc. (A)	28,580	3,413,881

		6,102,874

Semiconductors & Semiconductor Equipment - 1.9%
Cabot Microelectronics Corp.	13,922	2,098,324
Silicon Laboratories, Inc. (A)	17,145	1,723,244

		3,821,568

Software - 17.0%
Appfolio, Inc., Class A (A)	10,523	1,465,012
Box, Inc., Class A (A)	244,030	4,380,338
Mimecast, Ltd. (A)	129,247	6,065,562
Onespan, Inc. (A)	68,535	2,134,180
Pegasystems, Inc.	73,422	8,582,298
Qualys, Inc. (A)	46,845	5,784,421
Workiva, Inc. (A)	106,967	5,979,455

		34,391,266

Trading Companies & Distributors - 1.9%
SiteOne Landscape Supply, Inc. (A)	29,615	3,791,608

Total Common Stocks (Cost $141,223,321)		188,741,427

OTHER INVESTMENT COMPANY - 2.0%
Securities Lending Collateral - 2.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.12% (C)	4,133,015	4,133,015

Total Other Investment Company (Cost $4,133,015)		4,133,015

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 1.3%

Fixed Income Clearing Corp., 0.00% (C), dated 07/31/2020, to be repurchased at $2,555,028 on 08/03/2020. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2023, and with a value of $2,606,130.

$ 2,555,028	$ 2,555,028

Total Repurchase Agreement (Cost $2,555,028)	2,555,028

Total Investments (Cost $147,911,364)	195,429,470
Net Other Assets (Liabilities) - 3.2%	6,409,938

Net Assets - 100.0%	$ 201,839,408

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$188,741,427	$—	$—	$188,741,427
Other Investment Company	4,133,015	—	—	4,133,015
Repurchase Agreement	—	2,555,028	—	2,555,028

Total Investments	$192,874,442	$2,555,028	$—	$195,429,470

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $17,048,555, collateralized by cash collateral of $4,133,015 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $13,288,498. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at July 31, 2020.
(D)	There were no transfers in or out of Level 3 during the period ended July 31, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Small Cap Growth

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

The notes are an integral part of this report. Transamerica Funds	Page 3